Property, Plant and Equipment	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
6. Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	As of September 30,	As of December 31,
	2022	2021
Development mockup	$418,721	$—

Total	$418,721	$—

This
mock-up
was built to simulate the operation and design of Eve’s eVTOL, and also to simulate the interior space and cabin layout.
Depreciation and amortization expense of Property, plant and equipment for the three and nine months ended September 30, 2022 was $0, and $0 for the three and nine months ended September 30, 2021, respectively.